Accumulated Other Comprehensive Income Level 4 Reclassification of AOCI (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)		$ 142
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ 101	468	$ 465	$ 403
Provision for income taxes	7	59	66	44
Net income	94	409	399	359
Net investment income	520	509	816	924
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	8		0
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	3	(25)	99	37
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)	(2)	(32)	127	47
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(2)	(32)	127	47
Provision for income taxes	0	(7)	27	10
Net income	(2)	(25)	100	37
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	6	0	0	0
Provision for income taxes	1	0	0	0
Net income	5	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate Swap [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)	0	0	0	0
Net investment income	8	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Gain (Loss) on Investments [Member] | Cash Flow Hedging [Member] | Currency Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2)	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Gain (Loss) on Investments [Member] | Cash Flow Hedging [Member] | Currency Swap [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (2)	$ 0		$ 0
AOCI, Gain (Loss), Debt Securities, Available-for-sale, with Allowance for Credit Loss, Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other net realized capital gains (losses)			(1)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest			(1)
Provision for income taxes			0
Net income			$ (1)